Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 654,544
2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,036
2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,417
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,934
2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	642,157
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	482,755
Canada | 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	482,755
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,354
Italy | 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,354
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	105,325
United States | 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	105,325
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,118
Sweden | 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,118
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	27,992
Other | 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,036
Other | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,417
Other | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,934
Other | 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 15,605